Corporate income tax and deferred taxes	12 Months Ended
Dec. 31, 2025
Corporate income tax and deferred taxes [Abstract]
Disclosure of income tax and deferred taxes [Text Block]
2.7 CORPORATE INCOME TAX AND DEFERRED TAXES
2.7.1 Breakdown of current and deferred tax expense and tax paid for 2025, 2024 and 2023
The breakdown of income tax expense for 2025, 2024 and 2023, distinguishing between current tax, deferred tax, withholdings on foreign operations and changes in prior year tax estimates and other items, is as follows.

(Million euro)	2025 DEC	2024 DEC	2023 DEC
Income Tax (expense) for the year	60	(145)	(115)
Current tax expense	(89)	(107)	(146)
Deferred tax expense	58	(28)	65
Withholdings on a foreign operation	(3)	(36)	(73)
Change to the prior-year tax evaluation and other	94	26	39
2.7.2 Explanation of corporate income tax expense for the year and the applicable tax rate
In 2025, corporate income tax was recognized in the amount of EUR 60 million (EUR -145 million in 2024 and EUR -115 million in 2023) as shown in the following tables:

(Million euro)	2025 DEC	2024 DEC	2023 DEC
Profit/(Loss) before tax on continuing operations	1,070	3,621	610
Results of associates	(258)	(239)	(215)
Pass-through tax rules (US)	(172)	(147)	(93)
Divestments completed during the year (Note 1.1.3)	(275)	(2,814)	—
Profit/(Loss) before tax on continuing operations adjusted	365	421	302
Theoretical income tax expense (25.8%)	(94)	(109)	(78)
Recognition of previously unrecognized tax losses / Unrecognized tax losses for the year	119	(16)	(5)
Ruling related to Royal Decree-Law 3/2016 (Spain)	—	31	—
Withholding tax	(3)	(36)	(73)
Other adjustments	38	(15)	40
Income Tax (expense) for the year	60	(145)	(115)
Effective tax rate (%)	(5.6)%	4.0%	18.8%
For the analysis of the corporate income tax, we have to consider the following adjustments:
•Results of associates: the results of the equity method companies already include the tax effect, so they must be adjusted for the analysis.
•Pass-through tax rule: Primarily relates to profits/losses in concession project companies in the US, which are fully consolidated. However, the associated tax expense/credit is recognized based solely on Ferrovial's ownership interest, as these companies are taxed under pass-through tax rules, whereby the shareholders are the taxpayers according to their stake in the concession.
•Non-taxable capital gains (EUR 275 million), mainly explained by the sale of the entire stake in AGS Airports Holdings Limited (AGS), and the mining services business in Chile (see Note 1.1.3).
The main adjustments to the theoretical income tax expense for the year are as follows:
•Recognition of previously unrecognized tax losses, mainly in the US and Spain, on the back of the annual assessment of the expected recoverability of these assets.
•Other adjustments, which primarily correspond to the effect of different tax rates of subsidiaries operating in other jurisdictions, the recognition of other deferred tax assets based in its recoverability, and the prior year tax effects mainly related to the 2024 true-up recognition in Spain and in UK.
2.7.3 Movements in deferred tax assets and liabilities
Set out below is a breakdown of movements in deferred tax assets and liabilities for 2025 and 2024:

	2025	2024	Var.
Tax Credits	608	537	71
Other deferred Tax Assets	350	622	-272
TOTAL DEFERRED TAX ASSETS	958	1,159	-201
Deferred taxes Liabilities	889	1,239	-350
TOTAL DEFERRED TAX LIABILITIES	889	1,239	-350
Deferred tax assets
a) Tax credits
This item manly relates to tax losses that have not been used yet by the Group companies.
It does not include all the tax credits available, only those that the Group expects to be able to use in the short or medium term, based on a 10 year-period financial projections performed. The total balance recognized amounts to EUR 608 million (EUR 537 million in 2024), of which EUR 594 million relates to tax credits for tax-loss carryforwards (EUR 517 million in 2024) and EUR 14 million to other tax credits (EUR 20 million in 2024).
Set out below is a breakdown of tax-loss carryforwards pending offset, and showing the maximum tax credit and the tax credit recognized:

2025
(Million euro) Country	Tax-loss carryforwards	Limitation period	Maximum tax credit	Tax credit recognized
US Tax Group	2,188	No expiry date	501	501
Spanish Tax Group	488	No expiry date	122	15
Netherlands Tax Group	331	No expiry date	86	—
UK	234	No expiry date	58	8
Turkey	234	2026-2030	59	18
Chile	136	No expiry date	37	35
Colombia	85	No expiry date	30	—
Canada	43	2036-2046	11	11
Other	259	2025-No expiry date	65	7
Total	3,998		969	594

2024
(Million euro) Country	Tax-loss carryforwards	Limitation period	Maximum tax credit	Tax credit recognized
US Tax Group	2,138	No expiry date	493	443
Spanish Tax Group	303	No expiry date	76	23
Netherlands Tax Group	288	No expiry date	74	10
UK	218	No expiry date	55	—
Turkey	107	2025-2029	27	—
Australia	30	No expiry date	9	—
Canada	28	2035-2045	7	—
Other	579	2024-No expiry date	146	41
Total	3,691		887	517

b) Other deferred tax assets
This item reflects the tax effects arising from the different timing of the recognition of certain expenses and income for accounting and tax purposes. The recognition of an asset means that certain expenses have been recognized for accounting purposes before they may be recognized for tax purposes and therefore the company will recover the income or expense for tax purposes in future years.
The main deferred tax assets correspond to provisions recognized that do not have tax effects until they are applied, differences between the tax and accounting approach related to revenue recognition, mainly in the Construction business line, differences between the tax and accounting depreciation/amortization, also to losses accumulated in reserves that will have a tax effect when they are realized and are transferred to the income statement, mostly related to financial derivatives, and finally, to losses recognized derived from the liquidation during the year of holding companies that hold investments in foreign countries, which could allow for the recognition of future tax shields that will reduce tax payments in the future, as commented above.
Deferred tax liabilities
This item reflects the tax effects arising from the different timing of the recognition of certain expenses and income for accounting and tax purposes, and basically represent expenses that are recognized for tax purposes before it may be recognized for accounting purposes, or income recognized in the financial statements before it is declared in the tax return.
These deferred taxes mainly relates to differences between tax and accounting values recognized due to fair value adjustments to acquisitions, highlighting the additional stake acquisition in the I-66 highway in 2021 or the Dalaman international airport in 2022, to differences between tax and accounting amortization and between the tax and accounting methods used to recognize revenue under IFRIC 12, mainly in the Highways business line, also to profits not yet recognized for tax purposes mostly arising from financial derivatives, and finally, to withholding taxes on the repatriation of future dividends, mainly related to Canada.
2.7.4. International Tax - Pillar Two
The Pillar Two regulation provides for an international framework of rules aimed at ensuring that the worldwide profits of multinational groups are subject to tax at a rate not lower than 15% in every jurisdiction in which the groups operate.
The relevant set of rules also provides for a transition period in which the in-scope multinational groups may avoid undergoing the complex effective tax rate calculation required by the new piece of legislation. In particular, the Pillar Two legislation provides for a transitional safe harbor (“TSH”) that applies for the first three fiscal years following the entry into force of the relevant regulation; the TSH relies on simplified calculations (mainly based on data extracted from the Country-by-Country Reporting) and three kinds of alternative tests, relying on pre-tax income and profits, effective tax rate and routine profits generated in each jurisdiction. Where at least one of the TSH tests is met for a jurisdiction in which Ferrovial operates, the top-up tax due for such jurisdiction will be deemed to be zero.
The estimations performed for the 2025 fiscal year show that most jurisdictions are covered by the TSH. The limited number of jurisdictions not covered by the TSH (primarily due to how capital gains and dividends from equity method entities are treated under the Country-by-Country reporting rules) will not be taxed based on full Pillar Two regime rules. For this reason, there is no pillar-two payment impact for fiscal year 2025.
Finally, as of 2024, each legal entity of Ferrovial applies the mandatory exception to the recognition and disclosure of deferred tax assets and liabilities relating to Pillar Two income taxes referred to in paragraph 4A of the IAS12.
2.7.5. Years open to tax inspection
In accordance with tax legislation in force, taxes may not be finally settled until the filed returns have been audited by the tax authorities, or until the legally stipulated statute of limitation period has elapsed.
The following inspections are currently in progress, in the jurisdictions indicated:
Canada
Cintra 4352238 Investments Inc: A tax audit is currently underway with the Canada Revenue Agency (CRA). Scope: Corporate Income Tax /Transfer Pricing for fiscal years 2018–2019. Challenges: the intangible fee charged by Cintra Servicios de Infraestructuras. Based on the CRA’s prior position in relation to the intangible fee, an adjustment for 2018 and 2019 appears likely. However, the Spanish tax authorities accepted Ferrovial’s intangible fee policy in the 2017–2020 Spanish tax audit. In light of that acceptance, we assess that any Mutual Agreement Procedure (MAP) outcome is likely to be favorable to the Spanish/Ferrovial position. Accordingly, no provision has been recognized for 2018–2019 at this time.
Peru
Consorcio Vial Chimbote: The start of a tax audit has been notified by local Tax Authorities, for CIT and VAT for FY 2021-2022. The required documentation is currently being submitted.
Colombia
Ferrovial Construcción S.A Sucursal Colombia: The start of a tax audit has been notified by local Tax Authorities, for CIT for FY 2022-2023. The required documentation is currently being submitted.
United States
Webber Infrastructure Management Inc. is currently undergoing to a tax audit by the State of Florida for Sales & Use Tax covering the period from June 2021 through June 2024. The audit is at the informal proposal stage, with a Notice of Proposed Assessment (NOPA) issued on November 13, 2025, in the amount of approximately USD 1.44 million for the audit period. The company filed a informal protest. The disputed items primarily include insurance recovery amounts and untaxed purchases extrapolated using incorrect sampling methods; the removal of these items would significantly reduce the proposed tax and interest liability. Following submission of the protest, the Florida Department of Revenue will issue a Notice of Decision, after which the company may pursue either a Request for Reconsideration or a formal challenge, which could involve litigation before an administrative law judge or in Florida circuit court.
The companies are subject to a statute of limitations of between three and five years in most of the countries in which the Group operates.
In view of the potential different interpretations of tax regulations, any audit that may be undertaken in the future by the tax authorities for the years open to review could give rise to tax liabilities, the amount of which cannot currently be objectively quantified. Nonetheless, the likelihood that significant liabilities in addition to those recognized in the Financial Statements could have a material impact on the Ferrovial Group’s equity is considered remote.